Consolidated Statements of Profit or Loss and Other Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Statements [Line Items]
Total revenues	¥ 320,078	$ 45,082	¥ 92,814	¥ 33,453
Cost of revenues	(231,319)	(32,581)	(86,647)	(29,587)
Gross profit	88,759	12,501	6,167	3,866
Operating expenses
Selling and marketing expenses	(446,708)	(62,918)	(241,430)	(193,340)
Administrative expenses	(669,837)	(94,345)	(2,195,981)	(34,458)
Research and development expenses	(63,050)	(8,880)	(36,557)	(30,253)
Total operating expenses	(1,179,595)	(166,143)	(2,473,968)	(258,051)
Other gains, net	24,471	3,447	7,317	138
Operating loss	(1,066,365)	(150,195)	(2,460,484)	(254,047)
Fair value changes of convertible instruments	(116,520)	(16,411)	(3,158,498)
Fair value changes of financial instruments at fair value through profit or loss	(87,519)	(12,327)	1,753
Finance costs	(32,960)	(4,642)	(10,275)	(1,097)
Loss before income tax	(1,303,364)	(183,575)	(5,627,504)	(255,144)
Income tax expenses	(3,786)	(533)	(9,861)	(5,318)
Net loss for the year	(1,307,150)	(184,108)	(5,637,365)	(260,462)
Net loss attributable to:
Equity holders of the Company	(1,306,913)	(184,075)	(5,637,365)	(260,462)
Non-controlling interests	(237)	(33)
Net loss for the year	¥ (1,307,150)	$ (184,108)	¥ (5,637,365)	¥ (260,462)
Basic and diluted loss per share for loss attributable to the ordinary shareholders of the Company (Expressed in RMB per share)
Basic loss per share | (per share)	¥ (0.58)	$ (0.08)	¥ (2.92)	¥ (0.16)
Diluted loss per share | (per share)	¥ (0.58)	$ (0.08)	¥ (2.92)	¥ (0.16)
Net loss for the year	¥ (1,307,150)	$ (184,108)	¥ (5,637,365)	¥ (260,462)
– Fair value changes on equity investment designated at fair value through other comprehensive loss, net of tax	(24,090)	(3,393)	(10,143)
– Currency translation differences	(6,408)	(903)	(25,058)
Other comprehensive loss for the year, net of tax	(30,498)	(4,296)	(35,201)
Total comprehensive loss for the year	(1,337,648)	(188,404)	(5,672,566)	(260,462)
Total comprehensive loss attributable to:
Equity holders of the Company	(1,337,411)	(188,371)	(5,672,566)	(260,462)
Non-controlling interests	(237)	(33)
Total comprehensive loss for the year	(1,337,648)	(188,404)	(5,672,566)	(260,462)
Charging Services [Member]
Statements [Line Items]
Revenue from rendering of services	129,107	18,184	82,590	29,607
Energy Solutions [Member]
Statements [Line Items]
Revenue from rendering of services	187,260	26,375	8,115	2,989
New Initiatives [Member]
Statements [Line Items]
Revenue from rendering of services	¥ 3,711	$ 523	¥ 2,109	¥ 857